OTHER FINANCIAL ITEMS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 26, 2013
Other financial items, net:
Foreign Currency Transaction Gain (Loss), Unrealized	$ (1,314,000)	$ 277,000	$ (11,905,000)
Debt Issuance Cost	(7,157,000)	(5,632,000)		(1,766,000)
Amortization of deferred charges and debt guarantee	(2,459,000)	(1,120,000)		(1,900,000)
Foreign Currency Transaction Gain (Loss), Realized	(1,200,000)	(1,583,000)		94,000
Other Nonoperating Miscellaneous Income (Expense), Other	(295,000)	0		4,000
Other financial items, net	(74,094,000)	38,219,000	(13,763,000)
Line of Credit Facility, Maximum Borrowing Capacity	858,500,000
Capital lease obligations, and related restricted cash
Other financial items, net:
Foreign Currency Transaction Gain (Loss), Unrealized	0	0		(5,645,000)
Interest rate swap
Other financial items, net:
Mark-to-market adjustment on derivatives	(28,996,000)	56,461,000		1,223,000
Interest rate swap cash settlements	(20,424,000)	(10,626,000)		(12,258,000)
Equity [Member]
Other financial items, net:
Mark-to-market adjustment on derivatives	(13,657,000)	0	0
Foreign exchange contract
Other financial items, net:
Mark-to-market adjustment on derivatives	94,000	719,000		6,485,000
Line of credit | Secured debt | $1.125 billion newbuild facility
Other financial items, net:
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,125,000,000.000	$ 266,400,000			$ 1,125,000,000.000